Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the years ended December 31,
	2025	2024	2023
Current income tax expenses	$1,073,538	$837,640	$2,458,123
Deferred income tax expenses	108,814	12,993	20,759
Total income tax expenses	$1,182,352	$850,633	$2,478,882

Schedule of Effective Income Tax

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	Years ended December 31,
	2025	2024	2023
Income before income tax expenses	$9,096,240	$12,100,336	$16,488,795
Income tax computed at statutory EIT rate (25%)	2,274,060	3,025,084	4,122,199
Tax effect of preferential tax treatments	(1,105,286)	(2,317,043)	(1,585,164)
Effect of other non-deductible expenses	29,355	15,065	12,611
Others	(15,777)	127,527	(70,764)
Total	$1,182,352	$850,633	$2,478,882

Schedule of Deferred Tax Liabilities

The significant components of deferred tax liabilities were as following:

	As of December 31, 2025	As of December 31, 2024
Deferred tax liabilities	$1,729,774	$1,550,063
Total deferred tax liabilities	$1,729,774	$1,550,063